UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6154

Smith Barney Trust II
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2004

SMITH BARNEY TRUST II

SMITH BARNEY INTERNATIONAL
LARGE CAP FUND

FORM N-Q
SEPTEMBER 30, 2004

ITEM 1.        SCHEDULE OF INVESTMENTS

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK - 95.5%
Australia — 3.4%
93,487	Australia & New Zealand Banking Group Ltd.	$1,287,805
16,871	National Australia Bank Ltd.	329,664
27,037	News Corp.	223,425

		1,840,894

Belgium — 1.0%
23,545	Fortis	559,596

Denmark — 1.0%
9,291	Novo Nordisk AS	508,544

Finland — 2.8%
21,480	Nokia Oyj, Sponsored ADR	295,534
50,550	Stora Enso Oyj	682,943
27,133	UPM Kymmene Oyj	516,505

		1,494,982

France — 12.3%
28,381	BNP Paribas SA	1,832,590
28,346	Bouygues SA	1,062,999
13,070	Carrefour SA	614,618
21,047	Credit Agricole SA	573,927
12,508	France Telecom SA	311,568
1,533	Pinault Printemps Redoute SA	140,771
4,767	Renault SA	389,794
2,538	Sanofi-Synthelabo SA	184,051
2,344	Schneider Electric SA	151,500
6,285	Total SA	1,279,922

		6,541,740

Germany — 7.3%
7,757	Altana AG	451,271
8,118	DaimlerChrysler AG	334,674
6,640	E.ON AG	489,766
11,137	Metro AG	496,889
13,233	RWE AG	632,306
7,934	Schering AG	500,977
13,199	Siemens AG	970,444

		3,876,327

Hong Kong — 1.1%
91,955	Henderson Land Development Co. Ltd.	439,841
21,000	Swire Pacific	146,093

		585,934

Italy — 6.2%
78,046	ENI S.p.A.	1,748,322
75,392	San Paolo IMI S.p.A	850,988
139,936	Unicredito Italiano S.p.A.	705,488

		3,304,798

Ireland — 2.2%
52,236	Allied Irish Banks Plc.	869,827
11,373	Bank of Ireland	153,087
7,348	CRH Plc	174,276

		1,197,190

Japan — 21.8%
11,000	Bridgestone Corp.	204,138
12,100	Canon Inc.	568,792
45	East Japan Railway Co.	232,769
11,000	Fuji Photo Film Co.	361,359
69,000	Fujitsu	398,866
110,000	Hitachi, Ltd.	664,821
9,800	Honda Motor Co.	474,904
7,000	KAO Corp.	154,680
26,000	Komatsu Ltd.	167,049
19,000	Matsushita Electronic Industries Co., Ltd.	253,632
52,000	Mitsubishi Electronic Corp.	246,799
44	Mitsubishi Tokyo Financial Group, Inc.	366,950
129,000	Mitsui Sumitomo Insurance Co. Ltd.	1,064,123
2,400	Murata Manufacturing Co.	115,432
3,500	Nintendo Co.	428,150
59,000	Nippon Steel Corp.	140,279
43,000	Ricoh Co., Ltd.	809,701
13,900	Sankyo Co., Ltd.	293,906
4,500	Secom Co.	156,405
9,700	Sony Corp.	330,977
78,000	Sumitomo Chemical Co., Ltd.	369,490
74,000	Sumitomo Corp.	550,660
42,000	Sumitomo Electrical Industries, Ltd.	372,757

See Notes to Schedule of Investments.

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE

Japan — 21.8% (continued)
21,000	THK Co.	$353,129
23,500	Takeda Chemical Industries, Ltd.	1,066,291
23,000	TOPPAN PRINTING Co., Ltd.	225,627
33,400	Toyota Motor Corp.	1,279,078

		11,650,764

The Netherlands — 5.8%
14,862	Heineken NV	447,347
6,393	ING Groep NV	161,310
37,002	KON KPN NV	277,062
27,982	Koninkijke (Royal) Philips Electronics NV	640,728
38,939	TPG NV	951,094
6,265	Unilever NV	360,349
10,614	VNU NV	272,825

		3,110,715

Singapore — 1.5%
36,000	Overseas-Chinese Banking Corp. Ltd.	299,243
58,359	United Overseas Bank Ltd.	474,703

		773,946

Spain — 1.3%
35,832	Endesa, SA	682,099

Sweden — 1.7%
7,469	Atlas Copco AB	286,993
8,842	Electrolux AB	161,381
58,474	Nordea AB	477,454

		925,828

Switzerland — 2.8%
27,278	Credit Suisse Group	871,540
4,192	Zurich Financial Services Group	598,257

		1,469,797

United Kingdom — 23.3%
21,888	Astrazeneca	897,182
64,501	BOC Group Plc	1,031,870
146,913	BP Plc	1,402,456
21,038	British Sky Broadcasting Group Plc (a)	182,462
47,153	Diageo Plc	588,796
36,137	GlaxoSmithKline Plc	778,879
11,780	Gus Plc	191,864
40,431	HBOS Plc	545,833
34,685	InterContinental Hotels Group Plc	394,506
22,865	National Grid Transco Plc	192,929
10,133	Next Group	299,454
41,111	Reed Elsevier Plc	360,833
42,681	Royal Bank of Scotland Group Plc	1,232,747
67,341	The Sage Group Plc	197,729
29,733	Scottish & Southern Energy Plc	419,163
13,359	Smith & Nephew Plc	179,384
283,354	Tesco Plc	1,462,721
22,705	Tomkins Plc	108,886
823,082	Vodafone Group Plc, Sponsored ADR	1,969,905

		12,437,599

	TOTAL INVESTMENTS — 95.5% (Cost — $44,608,181*)	50,960,753
	Other Assets in Excess of Liabilities — 4.5%	2,407,830

	TOTAL NET ASSETS — 100.0%	$53,368,583

(a)      Non-income producing security.

*        Aggregate cost for Federal Income Tax Purposes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt

Summary of Investments by Industry* (unaudited)

Finance	27.2%
Consumer Discretionary	14.6
Industry	9.7
Healthcare	9.2
Energy	8.7
Consumer Staples	7.1
Telecommunication	7.1
Information Technology	6.0
Materials	5.7
Utilities	4.7

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of September 30, 2004 and are subject to change.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Smith Barney International Large Cap Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System for which quotations are available, are valued at the official closing price or, if there is no closing price on that day, at the last sales price. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Securities listed on a foreign exchange are valued at the last quoted sale price available. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees.

(b) Investment Transactions. Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

(c) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

Notes to the Schedule of Investments (unaudited)
(continued)

Note 2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,344,619
Gross unrealized depreciation	(992,047)

Net unrealized appreciation	$ 6,352,572

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II.

By	/s/ R. J. Gerken

R. Jay Gerken
Chief Executive Officer

Date: November xx, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: November xx, 2004

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: November xx, 2004